Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Balances and Transactions With Related Parties
Below, the balances and results with related
parties:

	12.31.2023
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	209.1	—	73.6	—	15.0	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.6	—	626.1	(20.2)	—
Caixa Econômica Federal	0.1	—	—	—	—	—
Comando da Aeronáutica (Brazilian Air Force)	307.9	71.9	—	—	—	8.8
Exército Brasileiro (Brazilian Army)	6.6	8.9	—	—	—	0.1
Embraer Prev - Sociedade de Previdência Complementar	—	0.3	—	—	—	(17.3)
Ez Air Interior Limited	10.8	10.8	11.6	11.6	—	—
Financiadora de Estudo e Projetos – FINEP	—	—	—	—	(0.1)	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	0.1	—	66.5	—	2.6	—
Marinha do Brasil (Brazilian Navy)	2.4	3.8	—	—	—	(1.3)

	537.0	97.3	151.7	637.7	(2.7)	(9.7)

	12.31.2022
	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	329.0	—	73.5	—	6.2	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	1.3	—	300.0	(6.3)	—
Comando da Aeronáutica (Brazilian Air Force)	363.1	59.9	—	—	—	29.6
Exército Brasileiro (Brazilian Army)	5.7	7.9	—	—	—	2.1
Embraer Prev - Sociedade de Previdência Complementar	—	—	—	—	—	(9.7)
Ez Air Interior Limited	5.2	5.2	21.7	21.7	—	—
Financiadora de Estudo e Projetos – FINEP	—	6.4	—	—	(0.4)	—
FIP Aeroespacial	—	—	—	11.2	—	—
Governo Brasileiro - Bonds (Brazilian government -Bonds)	0.1	—	66.5	—	2.5	—
Marinha do Brasil (Brazilian Navy)	1.7	1.8	—	—	—	(1.4)

	704.8	82.5	161.7	332.9	2.0	20.6

	12.31.2021
	Financial	Operating
	Results	Results
Banco do Brasil S.A.	(1.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(6.2)	—
Comando da Aeronáutica (Brazilian Air Force)	—	(42.0)
Marinha do Brasil (Brazilian Navy)	—	(2.0)
Embraer Prev - Sociedade de Previdência Complementar	—	(12.0)
Exército Brasileiro (Brazilian Army)	—	3.3
Financiadora de Estudo e Projetos – FINEP	(0.7)	—

	(8.7)	(52.7)

Summary of Remuneration of Key Management Personnel
The remuneration of key Administration personnel comprises:

			12.31.2023	12.31.2022	12.31.2021
Short-term benefits	(i	)	8.5	8.5	6.1
Share based payment	(ii	)	2.7	(1.0)	2.4

Total remuneration			11.2	7.5	8.5

(i)	Includes wages, salaries, profit sharing, bonuses, and indemnities, as well as the compensation of external members engaged in the statutory advisory committees.
(ii)	Share-based remuneration increased in 2023 with the appreciation of Embraer’s virtual shares in the market (Note 26) and reduced in 2022 due to the devaluation of shares in that period.